Financial Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Financial Expenses
Schedule of financial expenses

	Year Ended December 31,
	2023	2022	2021
Interest on lease liabilities	(2,744)	(1,604)	(590)
Other interest expenses	(70,455)	(31,191)	(6,518)
Early repayment of loan	(35,397)	—	—
Other financial expenses	(5,753)	(4,874)	(2,145)
Total	(114,349)	(37,669)	(9,253)